Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details 1) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total contractual amount	$ 954,840	$ 991,095	$ 1,121,378
Allowance for lending-related commitments	717	939	659	850
Commitments with collateral	37,800	31,500
Wholesale [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total contractual amount	346,079	347,155
Standby Letters of Credit, and Other Financial Guarantees [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	70,236	66,786
Noninvestment-grade	24,601	24,699
Total contractual amount	94,837	91,485
Allowance for lending-related commitments	345	552
Commitments with collateral	37,815	31,454
Other Letters of Credit [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	5,289	3,861
Noninvestment-grade	1,374	1,306
Total contractual amount	6,663	5,167
Allowance for lending-related commitments	2	1
Commitments with collateral, other letters of credit	$ 2,127	$ 1,315